Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income	$ 48,675,814	$ 117,382,323	$ 39,487,644
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,388,643	10,162,437	4,114,761
Gain from settlement of pre-existing relationship		(2,100,832)
Income from equity in affiliates	278,662	(22,128,235)	(153,700)
Allowance for doubtful accounts	5,739,736	13,937,173	2,583,853
Share-based compensation	27,005,773	11,920,554	4,601,498
Others	(2,192,308)	1,030,759	237,895
Changes in operating assets and liabilities:
Restricted cash	1,071,118	(6,852,856)	1,887,622
Customer deposits	(50,618,840)	32,813,578	56,359,296
Accounts receivable	(26,971,714)	(37,823,690)	(57,191,210)
Marketable securities	(15,884,428)	8,096,038	(8,096,038)
Amounts due from related parties	1,022,856	731,809	2,024,914
Prepaid expenses and other current assets	1,968,890	5,752,434	(5,610,975)
Other non-current assets	(1,591,264)	3,180,863	2,308,366
Accounts payable	(1,906,219)	(4,188,599)	(155,316)
Accrued payroll and welfare expenses	6,580,711	19,538,868	(1,108,809)
Income tax payable	3,974,621	20,534,956	(325,654)
Other tax payable	2,790,434	5,434,026	1,076,658
Amounts due to related parties	4,367,157	(146,075)	(1,475,685)
Deposits payable		(39,212,152)	39,212,152
Other current liabilities	10,792,123	1,473,279	315,506
Other non-current liabilities	44,146	(502,102)
Deferred taxes	(8,518,614)	(9,933,315)	(2,119,638)
Net cash provided by operating activities	32,459,973	129,101,241	77,973,140
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(10,551,323)	(6,315,343)	(5,136,016)
Advance payment for properties	(1,642,576)		(15,620,751)
Purchase of subsidiaries, net of cash acquired	563,211	3,243,113	(2,399,326)
Deposit for acquisition	(4,529,880)		(1,594,823)
Investment in affiliates	(9,878,053)	(329,468)	(2,500,000)
Proceeds from sale of properties held for sale	7,051,619	5,080,606	749,999
Proceeds from disposal of property and equipment	100,775	233,968	46,193
Net cash provided by (used in) investing activities	(18,886,227)	1,912,876	(26,454,724)
Financing activities:
Net proceeds from short-term borrowings			42,482,100
Acquisition of non-controlling interest	(12,868,370)	(37,290,289)	(65,999)
Repayment of short-term borrowings		(21,947,100)	(27,380,000)
Restricted cash-pledged accounts		22,727,280	(22,727,280)
Advance from a related party		1,050,000
Contribution from non-controlling interest	4,115,358	1,175,244
Proceeds from exercise of options	3,013,599	2,754,106
Proceeds from issuance of ordinary shares, net of paid issuance costs for 2008 of $4,488,986			97,505,014
Proceeds from issuance of ordinary shares of CRIC upon initial public offering, net of paid issuance costs of $23,548,949		224,851,051
Payment of E-House's offering costs		(74,629)	(220,804)
Repurchase of shares		(2,016,499)	(19,208,685)
Dividends	(20,081,057)
Dividends to non-controlling interest	(1,231,562)		(346,937)
Loans from non-controlling interest	1,205,000
Net cash provided by (used in) financing activities	(25,847,032)	191,229,164	70,037,409
Effect of exchange rate changes on cash and cash equivalents	8,029,035	155,279	2,959,952
Net increase (decrease) in cash and cash equivalents	(4,244,251)	322,398,560	124,515,777
Cash and cash equivalents at the beginning of the year	548,061,884	225,663,324	101,147,547
Cash and cash equivalents at the end of the year	543,817,633	548,061,884	225,663,324
Supplemental disclosure of cash flow information:
Interest paid		252,481	2,396,514
Income taxes paid	22,467,285	9,398,214	12,466,793
Non-cash investing and financing activities:
Properties held for sale obtained in settlement of accounts receivable	2,091,056	3,471,273	183,839
Advance payment for properties held for sale in connection with settlement of accounts receivable			1,098,721
Issuance of ordinary shares in connection with business acquisition		572,000,004
Offering cost to be paid		146,451	235,728
Replacement of share option due to acquisition		14,960,796
Capitalization of costs for repurchase of shares - other current liabilities			142,414
Non-controlling interest recognized in connection with business acquisition	$ 1,648,336	$ 85,536